[GRAPHIC OMITTED: THE QUAKER FUNDS LOGO]

    ANNUAL REPORT
---------------------
    June 30, 2000



[GRAPHIC OMITTED: THE QUAKER FUNDS LOGO]

August 2000

Dear Shareholder:

We are pleased to provide this annual report for the Quaker Funds for the twelve months July 1, 1999 to June 30, 2000. It provides information on each of the Quaker Funds, including a complete list of portfolio holdings and performance information. As well, we would like to take a moment to describe some of the exciting changes since our last shareholder letter at the end of 1999.

The year 2000 has been an exciting and busy time for the Quaker Family. During this time we have redoubled our commitment to the Financial Advisor through several strategic actions. The first is our adding of Kevin J. Mailey as a Principal of our organization. Kevin has over 25 years of very high-level industry experience, and is particularly knowledgeable of the broker/dealer and investment advisor communities. He served in senior sales and executive positions with several large mutual fund and financial service companies before joining Quaker. We are very excited to have Kevin on board.

Another major event for us this past six months was the initialization of our Class A, Class B, Class C, and Class I share classes. In creating these share classes in their present structure, our funds and their managers are now available in multiple ways to each type of financial intermediary. A complete description of the share classes is available in the current Quaker Funds prospectus, which you may obtain by calling us at 1-800-220-8888 or through our web site at www.quakerfunds.com.

In addition to the share class additions, we have expanded our offerings by adding three new Quaker Funds to our mutual fund family. These new funds were launched on July 3, 2000 and are:

Quaker Small-Cap Growth Fund managed by John Geewax of Geewax, Terker & Co.

Quaker High Yield Fund managed by Jeff Rollert of ALM Advisors, and

Quaker Government Money Market Fund managed by Jeff Rollert of ALM
Advisors.

John Geewax has been portfolio manager of our Quaker Core Equity Fund since November 1998 and has produced favorable results for us since taking over that fund. We are excited about expanding our relationship with John and his firm through their management of our Quaker Small-Cap Growth Fund.

Jeff Rollert of ALM Advisors brings over 15 years experience in credit analysis and portfolio management with a demonstrated portfolio management track record of achieving higher returns with lower risk. In addition to serving as advisor to the Quaker High Yield Fund and Quaker Government Money Market Fund, early this year we retained Jeff as portfolio manager of the Quaker Fixed Income Fund.

Below is a summary of each fund's performance over the period of this report, with portfolio holdings and financial information following.

QUAKER CORE EQUITY FUND

For the 12 months covered by this report, the Quaker Core Equity Fund was up 16.34%, versus up 7.25% for the S&P 500 Index. While under the management of John Geewax of Geewax, Terker & Co. (since November 1998) the fund is up an average annualized 37.68%, versus 22.27% for the Index. The fund received several notable mentions in the financial press this year, including being selected as a 5 Star fund by Mutual Funds Magazine in June. This rating is awarded to the top 20% of funds based on their proprietary "risk-adjusted" return calculations.

QUAKER AGGRESSIVE GROWTH FUND

For the 12 months covered by this report, the Quaker Aggressive Growth Fund was up 73.60%, versus 7.25% for the S&P 500 Index. This noteworthy performance has created significant publicity for the fund, including being named as Mutual Funds Magazine's "Undiscovered Fund of the Month" in July this year. Much of the additional publicity centered on the fund's lower volatility track record. Since inception, the fund is up an annualized 43.90% versus 21.70% for the Index. Timely profit taking late in the first quarter this year by the fund's manager -- Manu Daftary -- helped preserve much of the fund's earlier gains.

QUAKER LARGE-CAP VALUE FUND

For the 12 months covered by this report, the Quaker Large-Cap Value Fund was down 15.69% versus up 7.25% for the S&P 500 Index. Over this period, the fund's performance was hurt by the market's lengthy preference for growth stocks -- while the fund targeted large company value stocks. During the second quarter, the management of Compu-Val Investments, Inc. the fund's investment advisor gave notice of their desire to resign as advisor to the fund. We at Quaker Funds are presently in negotiations with other advisors to succeed Compu-Val upon their final resignation.

QUAKER MID-CAP VALUE FUND

For the 12 months covered by this report, the Quaker Mid-Cap Value Fund was down 2.27% versus up 0.26% for the S&P Barra Mid-Cap Value Index, and 15.62% for the S&P Mid-Cap 400. This fund was also hurt by the market's continued lack of interest in value oriented stocks. The fund compares favorably to the S&P Barra Mid-Cap Value Index, but lags the broader S&P Mid-Cap 400, as the latter has been lifted by its growth stock component.

QUAKER SMALL-CAP VALUE FUND

For the 12 months covered by this report, the Quaker Small-Cap Fund was up 1.38%, verses down 0.94% for the Russell 2000 Value, and up 13.01% for the broader Russell 2000 Index. Since inception, the fund is up an annualized 12.02% versus 8.04 % for the Russell 2000 Value, and 12.09% for the
Russell 2000 Index. The Quaker Small-Cap Value Fund continues to do very well versus its peers, and according to Morningstar is in the top 22 % of all Small-Cap Value Funds for the past 3 years ending June 30, 2000. As well, attention to low trading costs and other portfolio management efficiencies by the fund's manager -- Aronson + Partners -- has allowed this fund to compare favorably to the growth stock propelled Russell 2000 Index for the life of the fund.

QUAKER FIXED INCOME FUND

For the 12 months covered by this report, the Quaker Fixed Income Fund was up 2.13% versus 4.67% for the Salomon Broad Investment Grade Index. The second quarter of 2000 was the first full quarter of management by the funds new advisor -- Jeff Rollert of ALM Advisors. For the second quarter the fund was up 1.87% versus 1.69% for the Index. We are very excited about the addition of ALM Advisors to our management team. We look forward to having them as the manager of this high quality, mid-duration fixed income fund.

As always, thank you for your investments in the Quaker Funds.

Sincerely,

/S/ DAVID C. DAMERON
David C. Dameron
President

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is proceeded or accompanied by the current prospectus.


QUAKER CORE EQUITY FUND

Performance Update--$10,000 Investment
For the period from November 25, 1996 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker          Quaker
               Core Equity     Core Equity       S&P 500
                  Fund            Fund        Total Return
              No-Load Class      Class C          Index

11/25/96         $10,000                         $10,000
12/31/96          $9,800                          $9,806
 6/30/97         $11,650                         $11,827
12/31/97         $12,704                         $13,078
 6/30/98         $14,470                         $15,394
12/31/98         $16,834                         $16,815
 6/30/99         $18,545                         $18,897
12/31/99         $21,989                         $20,353
 6/29/00                         $10,000
 6/30/00         $21,575         $10,273         $20,267


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
No-Load Class       23.83%
Class C              2.73%*
---------------------------
* not annualized

This graph depicts the performance of the Quaker Core Equity Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Core Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at November 25, 1996. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund's No-Load Class would have grown to $21,575 -- total annualized investment return of 23.83% since November 25, 1996. At June 30, 2000, the Fund's Class C would have grown to $10,273, a total return of 2.73% since June 29, 2000.

(bullet) At June 30, 2000, a similar investment in the S&P 500 Total Return Index would have grown to $20,267 -- total annualized investment return of 21.70% since November 25, 1996. An investment in the S&P 500 Total Return on June 29, 2000 would have grown to $10,085 -- a total return of 0.85% since June 30, 2000.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.


QUAKER AGGRESSIVE GROWTH FUND

Performance Update--$10,000 Investment
For the period from November 25, 1996 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker          S&P 500
               Aggressive     Total Return
               Growth Fund        Index

11/25/96         $10,000         $10,000
12/31/96         $10,343          $9,806
 6/30/97         $11,268         $11,827
12/31/97         $12,445         $13,078
 6/30/98         $14,273         $15,394
12/31/98         $16,198         $16,815
 6/30/99         $21,330         $18,897
12/31/99         $31,909         $20,353
 6/30/00         $37,047         $20,267


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
          43.92%
---------------------------

This graph depicts the performance of the Quaker Aggressive Growth Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Aggressive Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at November 25, 1996. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund would have grown to $37,047 -- total annualized investment return of 43.92% since November 25, 1996.

(bullet) At June 30, 2000, a similar investment in the S&P 500 Total Return Index would have grown to $20,267 -- total annualized investment return of 21.70% since November 25, 1996.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.


QUAKER LARGE-CAP VALUE FUND

Performance Update--$10,000 Investment
For the period from November 25, 1996 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker          S&P 500
                Large-Cap     Total Return
               Value Fund         Index

11/25/96         $10,000         $10,000
12/31/96         $10,157          $9,806
 6/30/97         $11,904         $11,827
12/31/97         $13,227         $13,078
 6/30/98         $15,276         $15,394
12/31/98         $16,112         $16,815
 6/30/99         $18,185         $18,897
12/31/99         $16,793         $20,353
 6/30/00         $15,333         $20,267


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
          12.62%
---------------------------

This graph depicts the performance of the Quaker Large-Cap Value Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Large-Cap Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at November 25, 1996. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund would have grown to $15,333 -- total annualized investment return of 12.62% since November 25, 1996.

(bullet) At June 30, 2000, a similar investment in the S&P 500 Total Return Index would have grown to $20,267 -- total annualized investment return of 21.70% since November 25, 1996.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.


QUAKER MID-CAP VALUE FUND

Performance Update--$10,000 Investment
For the period from January 6, 1998 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker
                Mid-Cap          S&P 400
               Value Fund     Mid-Cap Index

12/31/97         $10,000         $10,000
 6/30/98         $10,920         $10,801
12/31/98         $10,784         $11,768
 6/30/99         $11,213         $12,500
12/31/99         $10,489         $13,339
 6/30/00         $10,958         $14,452


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
          3.73%
---------------------------

This graph depicts the performance of the Quaker Mid-Cap Value Fund versus the S&P 400 Mid-Cap Index. It is important to note that the Quaker Mid-Cap Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at January 6, 1998. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund would have grown to $10,958 -- total annualized investment return of 3.73% since January 6, 1998.

(bullet) At June 30, 2000, a similar investment in the S&P 400 Mid-Cap Index would have grown to $14,452 -- total annualized investment return of 15.88% since January 6, 1998.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.


QUAKER SMALL-CAP VALUE FUND

Performance Update--$10,000 Investment
For the period from November 25, 1996 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker
               Small-Cap       Russell 2000
               Value Fund         Index

11/25/96         $10,000         $10,000
12/31/96          $9,957         $10,383
 6/30/97         $12,035         $11,439
12/31/97         $14,087         $12,691
 6/30/98         $15,289         $13,333
12/31/98         $14,813         $12,300
 6/30/99         $14,836         $13,341
12/31/99         $15,005         $14,713
 6/30/00         $15,041         $15,077


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
          12.02%
---------------------------

This graph depicts the performance of the Quaker Small-Cap Value Fund versus the Russell 2000 Index. It is important to note that the Quaker Small-Cap Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at November 25, 1996. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund would have grown to $15,041 -- total annualized investment return of 12.02% since November 25, 1996.

(bullet) At June 30, 2000, a similar investment in the Russell 2000 Index would have grown to $15,077 -- total annualized investment return of 12.09% since November 25, 1996.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.


QUAKER FIXED INCOME FUND

Performance Update--$10,000 Investment
For the period from November 25, 1996 (commencement of operations) to June 30, 2000

[GRAPHIC OMITTED: WORM CHART: PERFORMANCE UPDATE--$10,000 INVESTMENT]

                 Quaker      Salomon Brothers
              Fixed Income   Broad Investment-
                  Fund         Grade Index

11/25/96         $10,000         $10,000
12/31/96          $9,963          $9,953
 6/30/97         $10,157         $10,258
12/31/97         $10,771         $10,912
 6/30/98         $11,169         $11,346
12/31/98         $11,688         $11,864
 6/30/99         $11,375         $11,680
12/31/99         $11,338         $11,764
 6/30/00         $11,617         $12,225


  Annualized Total Return
---------------------------
Commencement of operations
      through 6/30/00
---------------------------
          4.25%
---------------------------

This graph depicts the performance of the Quaker Fixed Income Fund versus the Salomon Brothers Broad Investment-Grade Index. It is important to note that the Quaker Fixed Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(bullet) The graph assumes an initial $10,000 investment at November 25, 1996. All dividends and distributions are reinvested.

(bullet) At June 30, 2000, the Fund would have grown to $11,617 -- total annualized investment return of 4.25% since November 25, 1996.

(bullet) At June 30, 2000, a similar investment in the Salomon Brothers Broad Investment-Grade Index would have grown to $12,225 -- total annualized investment return of 5.74% since November 25, 1996.

(bullet) Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.




QUAKER CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK -- 99.23%
Advertising -- 0.41%
Interpublic Group of Cos., Inc.                                 2,200             $94,600
TMP Worldwide, Inc.*                                              400              29,525
                                                                             ------------
                                                                                  124,125
                                                                             ------------
Broadcasting -- 1.32%
Comcast Corp. Cl A*                                             3,510             142,155
Time Warner, Inc.                                               3,400             258,400
                                                                             ------------
                                                                                  400,555
                                                                             ------------
Commercial Services -- 0.26%
Concord EFS, Inc.*                                              2,000              52,000
Convergys Corp.*                                                  500              25,938
                                                                             ------------
                                                                                   77,938
                                                                             ------------
Computer Hardware -- 13.00%
Dell Computer Corp.*                                            8,950             441,347
Hewlett-Packard Co.                                             2,170             270,979
Cisco Systems, Inc.*                                           35,800           2,275,538
EMC Corp.*                                                      6,300             484,706
Sun Microsystems, Inc.*                                         5,100             463,781
                                                                             ------------
                                                                                3,936,351
                                                                             ------------
Computer Services & Software -- 13.86%
3Com Corp.*                                                       700              40,337
Aether Systems, Inc.*                                              30               6,150
BEA Systems, Inc.*                                              2,600             128,537
Computer Associates International, Inc.                         2,100             107,494
Comverse Technology, Inc.*                                      1,200             111,600
i2 Technologies, Inc.*                                            600              62,559
Inktomi Corp.*                                                    800              94,600
Intuit, Inc.*                                                   1,000              41,375
Kana Communications, Inc.*                                         50               3,094
Marchfirst, Inc.*                                                 519               9,472
Mercury Interactive Corp.*                                      3,000             290,250
Micromuse, Inc.*                                                  850             140,662
Microsoft Corp.*                                               17,000           1,360,000
Network Appliance, Inc.*                                        2,600             209,300
Oracle Corp. *                                                 11,900           1,000,344
PE Corp. - PE Biosystems Group                                  2,500             164,688
Quest Software, Inc.*                                             130               7,199
Safeguard Scientifics, Inc.*                                      600              19,237
Scient Corp.*                                                     200               8,825
SEI Corp.                                                         600              23,888
Silicon Storage Technology, Inc.*                                 130              11,481
Symantec Corp.*                                                   400              21,575
Veritas Software Corp.*                                         2,950             333,396
                                                                             ------------
                                                                                4,196,063
                                                                             ------------
Computer Systems -- 0.40%
Brocade Communications Systems, Inc.*                             220              40,367
Foundry Networks, Inc.*                                           240              26,520
Redback Networks, Inc.*                                           300              53,400
                                                                             ------------
                                                                                  120,287
                                                                             ------------
Diversified Conglomerates -- 9.51%
Corning, Inc.                                                   1,600             431,800
General Electric Company                                       46,200           2,448,600
                                                                             ------------
                                                                                2,880,400
                                                                             ------------
Electronics & Electrical Equipment -- 20.33%
Agilent Technologies, Inc.*                                     1,847             136,216
Altera Corp.*                                                     700              71,356
Analog Devices, Inc.*                                           3,000             228,000
Applied Micro Circuits Corp.*                                   2,400             237,000
Broadcom Corp.Cl A*                                             1,100             240,831
Fairchild Semiconductor Int'l Cl A*                                70               2,835
Globespan, Inc.*                                                  150              18,312
Intel Corp.                                                    16,600           2,219,212
KLA-Tencor Corp.*                                                 800              46,850
Linear Technology Corp.                                         2,200             140,662
LSI Logic Corp.*                                                1,200              64,950
Maxim Integrated Products, Inc.*                                2,300             156,256
Microchip Technology, Inc.*                                       600              34,959
Micron Technology, Inc.*                                          400              35,225
Motorola, Inc.                                                  2,100              61,031
Novellus Systems, Inc.*                                         1,400              79,187
PMC Sierra, Inc.*                                               2,200             390,913
QLogic Corp.*                                                   2,100             138,731
RF Micro Devices, Inc.*                                           500              43,812
SDL, Inc.*                                                      1,100             313,706
Texas Instruments, Inc.                                         7,600             522,025
Uniphase Corp.*                                                 5,570             667,704
Vitesse Semiconductor Corp.*                                    1,480             108,873
Xilinx, Inc.*                                                   2,400             198,150
                                                                             ------------
                                                                                6,156,796
                                                                             ------------
Entertainment & Leisure -- 0.66%
The Walt Disney Company                                         1,400              54,337
Viacom, Inc. Cl B*                                              2,120             144,558
                                                                             ------------
                                                                                  198,895
                                                                             ------------
Financial Services -- 1.84%
American Express Company                                        3,600             187,650
Citigroup, Inc.                                                 2,250             135,562
Paychex, Inc.                                                   2,700             113,400
Schwab (Charles) Corp.                                          3,600             121,050
                                                                             ------------
                                                                                  557,662
                                                                             ------------
Food & Beverage -- 1.43%
Keebler Foods Co.*                                                500              18,563
Pepsico, Inc.                                                   5,900             262,181
Sysco Corp.                                                     3,600             151,650
                                                                             ------------
                                                                                  432,394
                                                                             ------------
Healthcare -- 0.47%
Affymetrix, Inc.*                                                 300              49,538
Andrx Corp.*                                                      600              38,353
Celgene Corp.*                                                    100               5,887
Ivax Corp.*                                                     1,200              49,800
                                                                             ------------
                                                                                  143,578
                                                                             ------------
Internet Services & Software -- 7.08%
Agile Software Corporation*                                       200              14,137
Akamai Technologies, Inc.*                                        270              32,058
America Online, Inc.*                                          12,200             643,550
Art Technology Group, Inc.*                                       120              12,112
BroadVision, Inc.*                                              5,100             259,144
Cmgi, Inc.*                                                     1,400              64,138
E. Piphany, Inc.*                                                  30               3,216
Exodus Communications, Inc.*                                    2,800             128,975
Go2net, Inc.*                                                   2,900             145,906
Infospace, Inc.*                                                  900              49,725
Internap Network, Inc.*                                           200               8,303
Juniper Networks, Inc.*                                         1,060             154,296
Lycos, Inc.*                                                      600              32,400
Phone.com, Inc.*                                                  350              22,794
Tibco Software Inc., Inc.*                                        110              11,796
VeriSign, Inc.*                                                   915             161,498
VerticalNet, Inc.*                                                600              22,162
Vignette Corp.*                                                 1,050              54,616
Yahoo!, Inc                                                     2,600             322,075
                                                                             ------------
                                                                                2,142,901
                                                                             ------------
Manufacturing -- 0.50%
Harley-Davidson, Inc.                                           2,000              77,000
Millipore Corp.                                                 1,000              75,375
                                                                             ------------
                                                                                  152,375
                                                                             ------------
Miscellaneous Manufacturing -- 2.07%
Applied Materials, Inc.*                                        6,900             625,313
                                                                             ------------
Oil & Gas -- 0.02%
BJ Services Company*                                              100               6,250
                                                                             ------------
Pharmaceuticals -- 11.00%
Allergan, Inc.                                                  1,200              89,400
Amgen, Inc.*                                                    3,600             252,900
Bristol-Myers Squibb Co.                                        2,500             145,625
Forest Laboratories, Inc.*                                      1,000             101,000
Human Genome Sciences, Inc.*                                      600              80,025
Johnson & Johnson                                               2,800             285,250
Medarex, Inc.*                                                    180              15,210
Medtronic, Inc.                                                 1,600              79,700
Merck & Company, Inc.                                           8,275             634,072
Millennium Pharmaceuticals, Inc.*                               2,200             246,125
Pfizer, Inc.                                                   29,175           1,400,400
                                                                             ------------
                                                                                3,329,707
                                                                             ------------
Pipelines -- 0.28%
Dynegy, Inc.                                                      207              14,141
Enron Corp.                                                     1,100              70,950
                                                                             ------------
                                                                                   85,091
                                                                             ------------
Retail -- 7.84%
Bed Bath & Beyond, Inc.*                                        1,500              54,375
BJ's Wholesale Club, Inc.*                                      2,100              69,300
Circuit City Stores, Inc.                                       1,000              33,188
Costco Wholesale Corp.*                                           840              27,720
CVS Corp.                                                       2,500             100,000
Dollar Tree Stores, Inc.*                                       1,200              47,475
Family Dollar Stores, Inc.                                        600              11,737
Home Depot, Inc.                                               14,500             724,094
Kohl's Corp.*                                                   1,800             100,125
Lowe's Cos., Inc.                                               2,200              90,337
Radioshack Corp.                                                1,400              66,325
Staples, Inc.*                                                  1,800              27,675
Tiffany & Co.                                                     200              13,500
Wal-Mart Stores, Inc.                                          17,500           1,008,437
                                                                             ------------
                                                                                2,374,288
                                                                             ------------
Telecommunications -- 6.90%
ADC Telecommunications, Inc.*                                   3,400             285,175
Advanced Fibre Communications, Inc.*                            1,200              54,375
Allegiance Telecom, Inc.*                                       1,200              76,800
AT&T Corp.                                                      5,400             130,950
AT&T Wireless Group*                                              120               3,240
Avanex Corp.*                                                      70               6,685
Digital Lightwave, Inc.*                                           70               7,035
Ditech Communication Corp.*                                       130              12,293
Finisar Corporation*                                              320               8,380
Level 3 Communication, Inc.*                                    1,750             154,000
Metromedia Fiber Network, Inc.*                                 2,000              79,375
Nextel Communications, Inc. Cl A*                               2,800             171,325
Nortel Networks Corp.                                           3,600             245,700
Qualcomm, Inc.*                                                 3,900             234,000
SBC Communications, Inc.                                        1,990              86,067
Sycamore Networks, Inc.*                                          140              15,453
Voicestream Wireless Corp.*                                       700              81,408
Western Wireless Corp. Cl A*                                      400              21,800
Williams Communications Group, Inc.*                               90               2,987
Worldcom, Inc.*                                                 9,020             413,793
                                                                             ------------
                                                                                2,090,841
                                                                             ------------
Transportation Services -- 0.05%
United Parcel Service, Inc. Cl B                                  240              14,160
                                                                             ------------
Total Common Stock (Cost $22,687,232)                                          30,045,970
                                                                             ------------

MISCELLANEOUS INVESTMENTS -- 0.43%
Standard & Poor's 500 Depository Receipts                         900             130,753
                                                                             ------------
Total Miscellaneous Investments (Cost $130,591)                                   130,753
                                                                             ------------

INVESTMENT COMPANIES -- 0.35%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares                105,772             105,772
                                                                             ------------
Total Investment Companies (Cost $105,772)                                        105,772
                                                                             ------------

Total Value of Investments (Cost $22,923,595)(100.01%)                        $30,282,495
Other Assets Less Liabilities, Net (-0.01%)                                        (1,880)
                                                                             ------------
Net Assets (100.00%)                                                          $30,280,615
                                                                             ============

* Non-income producing investment

Cost for federal income tax at June 30, 2000 was $22,923,595 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                     $8,602,939
     Gross unrealized depreciation                     (1,244,039)
                                                     ------------
     Net unrealized appreciation                       $7,358,900
                                                     ============

See notes to financial statements.





QUAKER AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK -- 28.60%
Apparel -- 0.03%
Tommy Hilfiger Corp.*                                             800              $6,000
                                                                             ------------
Banks -- 0.65%
Wells Fargo & Co.                                               3,100             120,125
                                                                             ------------
Computer Hardware -- 2.27%
Coherent, Inc.*                                                 2,400             201,300
Sun Microsystems, Inc.*                                         2,400             218,250
                                                                             ------------
                                                                                  419,550
                                                                             ------------
Computer Services & Software -- 4.02%
Adobe Systems, Inc.                                             1,300             169,000
Check Point Software Technologies Ltd.*                         1,300             275,275
EMC Corp.*                                                      2,000             153,875
M-Systems Flash Disk Pioneers Ltd.*                               900              70,087
Rational Software Corp.*                                          800              74,350
                                                                             ------------
                                                                                  742,587
                                                                             ------------
Conglomerates -- 4.24%
Corning, Inc.                                                   2,900             782,637
                                                                             ------------
Electronics & Electrical Equipment -- 4.02%
Intel Corp.                                                     2,700             360,956
Micron Technology, Inc.*                                          700              61,644
Mips Technologies, Inc. Cl B*                                     346              13,321
Netro Corporation*                                                600              34,425
SDL, Inc.*                                                        600             171,112
Texas Instruments, Inc.                                           600              41,213
Zoran Corp.*                                                      900              59,344
                                                                             ------------
                                                                                  742,015
                                                                             ------------
Financial Services -- 0.54%
B2B Internet Holders Trust                                        600              24,713
Goldman Sachs Group (The), Inc.                                   200              18,975
Lehman Brothers Holdings, Inc.                                    600              56,738
                                                                             ------------
                                                                                  100,426
                                                                             ------------
Food & Beverages -- 0.77%
Nabisco Group Holdings Corp.                                    5,500             142,656
                                                                             ------------
Healthcare Services -- 0.61%
HCA-The Healthcare Company                                      3,700             112,387
                                                                             ------------
Internet Servces & Software -- 0.64%
Mail.Com, Inc.*                                                 1,200               6,825
Phone.com, Inc.*                                                1,700             110,712
                                                                             ------------
                                                                                  117,537
                                                                             ------------
Machinery, General Industrial -- 0.88%
Trikon Technologies, Inc.*                                      8,550             162,450
                                                                             ------------
Medical Products -- 0.73%
Pfizer, Inc.                                                    2,800             134,400
                                                                             ------------
Miscellaneous Manufacturing -- 0.23%
Energizer Holdings, Inc.*                                       2,300              41,975
                                                                             ------------
Oil & Gas -- 1.08%
Burlington Resources, Inc.                                      2,900             110,925
R & B Falcon Corp.*                                             1,900              44,769
Unocal Corp.                                                    1,300              43,063
                                                                             ------------
                                                                                  198,757
                                                                             ------------
Pharmaceutical -- 0.79%
Bristol-Myers Squibb Co.                                        2,500             145,625
                                                                             ------------
Retail -- 0.50%
Cypress Semiconductor Corp.*                                    2,200              92,950
                                                                             ------------
Telecommunications -- 6.55%
Avanex Corp.*                                                     600              57,300
Dynatech Corp.*                                                 2,861              51,856
Ericsson (L. M.) Telephone Co. ADR                              7,700             154,000
Harris Corp.                                                    1,600              52,400
Nortel Networks                                                 7,700             525,525
Qwest Communications International, Inc.*                       1,200              59,625
Sycamore Networks, Inc.*                                        2,800             309,050
                                                                             ------------
                                                                                1,209,756
                                                                             ------------
Trucking & Leasing -- 0.05%
Ryder Systems, Inc.                                               500               9,469
                                                                             ------------
Total Common Stock (Cost $5,033,173)                                            5,281,302
                                                                             ------------

INVESTMENT COMPANIES -- 67.76%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares             12,510,109          12,510,109
                                                                             ------------
Total Investment Companies (Cost $12,510,109)                                  12,510,109
                                                                             ------------

Total Value of Investments (Cost $17,543,282)(96.36%)                         $17,791,411
Securities Sold Short -- (Proceeds $145,630)(-0.68%)                             (125,319)
Other Assets Less Liabilities, Net (4.32%)                                        797,384
                                                                             ------------
Net Assets (100.00%)                                                          $18,463,476
                                                                             ============

       Securities Sold Short
     -------------------------
                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK
Cummins Engine Company*                                         3,600             $98,100
Factset Research Systems, Inc.*                                   700              19,775
Ultramar Diamond Shamrock Corp.*                                  300               7,444
                                                                             ------------
Total (Proceeds $145,630)                                                        $125,319
                                                                             ------------

* Non-income producing investment

ADR - American Depository Receipt

Cost for federal income tax at June 30, 2000 was $17,397,652 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                       $385,656
     Gross unrealized depreciation                       (117,216)
                                                     ------------
     Net unrealized appreciation                         $268,440
                                                     ============

See notes to the financial statements.





QUAKER LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK -- 99.22%
Aerospace & Defense -- 2.11%
General Dynamics Corp.                                          2,500            $130,625
                                                                             ------------
Banks -- 17.98%
Bank of America Corp.                                           6,400             275,200
Bank of New York Co., Inc.                                      6,150             285,975
Chase Manhattan Corp.                                           5,100             234,919
Fleet Boston Financial Corp.                                    6,698             227,732
Northern Trust Corp.                                            1,400              91,087
                                                                             ------------
                                                                                1,114,913
                                                                             ------------
Chemicals -- 2.08%
du Pont, (E.I.) de Nemours & Co.                                2,947             128,931
                                                                             ------------
Commercial Services -- 3.15%
Cendant Corp.*                                                 13,940             195,160
                                                                             ------------
Computer Hardware -- 7.83%
Compaq Computer Corp.                                           8,000             204,500
Honeywell International, Inc.                                   4,925             165,911
International Business Machines, Inc.                           1,050             115,041
                                                                             ------------
                                                                                  485,452
                                                                             ------------
Computer Services & Software -- 1.65%
Computer Associates International, Inc.                         2,000             102,375
                                                                             ------------
Consumer Products -- 3.98%
Kimberly-Clark Corp.                                            4,300             246,712
                                                                             ------------
Financial Services -- 2.91%
Citigroup, Inc.                                                 3,000             180,750
                                                                             ------------
Food & Beverage -- 5.30%
PepsiCo, Inc.                                                   7,400             328,837
                                                                             ------------
Forest & Paper Products -- 2.08%
WeyerHaeuser Co.                                                3,000             129,000
                                                                             ------------
Industrial -- 2.26%
Rockwell International Corp.                                    4,450             140,175
                                                                             ------------
Insurance -- 1.69%
Allstate Corp.                                                  4,700             104,575
                                                                             ------------
Internet Services & Software -- 1.28%
America Online, Inc.*                                           1,500              79,125
                                                                             ------------
Medical Products -- 1.11%
Merck & Co.                                                       900              68,962
                                                                             ------------
Oil & Gas -- 12.94%
Conoco, Inc. Cl B                                               9,728             238,944
Exxon Mobil Corp.                                               2,368             185,888
Halliburton Co.                                                 5,300             250,094
Texaco, Inc.                                                    2,400             127,800
                                                                             ------------
                                                                                  802,726
                                                                             ------------
Pharmaceuticals -- 6.91%
Bristol-Myers Squibb Co.                                        3,200             186,400
Schering-Plough Corp.                                           4,800             242,400
                                                                             ------------
                                                                                  428,800
                                                                             ------------
Pipelines -- 4.43%
Enron Corp.,                                                    1,800             116,100
Williams Cos., Inc.                                             3,800             158,413
                                                                             ------------
                                                                                  274,513
                                                                             ------------
Retail -- 3.71%
Lowe's Cos., Inc.                                               5,600             229,950
                                                                             ------------
Telecommunications -- 13.86%
SBC Communications, Inc.                                        1,250              54,063
GTE Corp.                                                       2,500             155,625
Lucent Technologies, Inc.                                       1,000              59,250
Nextel Communications Cl A*                                     1,000              61,187
Nortel Networks                                                 6,000             409,500
Sprint Corp.                                                    2,350             119,850
                                                                             ------------
                                                                                  859,475
                                                                             ------------
Waste Management -- 1.96%
Waste Management Services, Inc.                                 6,400             121,600
                                                                             ------------
Total Common Stock (Cost $6,373,965)                                            6,152,656
                                                                             ------------

INVESTMENT COMPANIES -- 0.06%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares                  3,892               3,892
                                                                             ------------
Total Investment Companies (Cost $3,892)                                            3,892
                                                                             ------------

Total Value of Investments (Cost $6,377,857)(99.28%)                           $6,156,548
Other Assets Less Liabilities, Net (0.72%)                                         44,521
                                                                             ------------
Net Assets (100.00%)                                                           $6,201,069
                                                                             ============

* Non-income producing investment

Cost for federal income tax at June 30, 2000 was $6,377,857 and net unrealized depreciation consisted of:

     Gross unrealized appreciation                       $626,147
     Gross unrealized depreciation                       (847,456)
                                                     ------------
     Net unrealized depreciation                        $(221,309)
                                                     ============

See notes to financial statements.





QUAKER MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK -- 94.23%
Advertising -- 2.79%
Telespectrum Worldwide, Inc.*                                  51,400            $234,513
                                                                             ------------
Banks -- 13.13%
City National Corp.                                            12,500             443,750
Hibernia Corp. Cl A                                            24,300             264,262
Roslyn Bancorp, Inc.                                           23,700             393,643
                                                                             ------------
                                                                                1,101,655
                                                                             ------------
Building Maintenance & Service -- 3.21%
Ecolab, Inc.                                                    6,900             269,531
                                                                             ------------
Computer Software & Services -- 10.23%
Ceridian Corp.*                                                 2,000              48,125
Daisytek International Corp.*                                  20,500             193,469
Network Associates, Inc.*                                       4,000              81,500
Reynolds & Reynolds Co. Cl A                                   18,100             330,325
Symantec Corp.*                                                 3,800             204,962
                                                                             ------------
                                                                                  858,381
                                                                             ------------
Computer Systems -- 2.07%
Brocade Communications Systems, Inc.*                             100              18,348
Synopsys, Inc.*                                                 4,500             155,531
                                                                             ------------
                                                                                  173,879
                                                                             ------------
Consumer Products -- 2.55%
Avon Products, Inc.                                             4,800             213,600
                                                                             ------------
Electronics & Electrical Equipment -- 10.88%
Tektronix, Inc.*                                                5,400             399,600
Thomas & Betts Corp.                                            2,500              47,812
Varian Semiconductor Equipment Associates, Inc.*                3,000             188,438
Varian, Inc.*                                                   6,000             276,750
                                                                             ------------
                                                                                  912,600
                                                                             ------------
Engineering & Construction -- 2.34%
Jacobs Engineering Group, Inc.*                                 6,000             196,125
                                                                             ------------
Entertainment & Leisure -- 0.55%
Royal Caribbean Cruises, Ltd.                                   2,500              46,250
                                                                             ------------
Forest & Paper Products -- 1.62%
Willamette Ind., Inc.                                           5,000             136,250
                                                                             ------------
Healthcare -- 1.62%
Healthsouth Corp.*                                             18,900             135,844
                                                                             ------------
Insurance -- 2.76%
Protective Life Corp.                                           8,700             231,637
                                                                             ------------
Medical Products -- 3.15%
Becton, Dickinson & Company                                     9,200             263,925
                                                                             ------------
Miscellaneous Manufacturing -- 4.25%
Crane Co.                                                      10,500             255,281
Pall Corp.                                                      5,500             101,750
                                                                             ------------
                                                                                  357,031
                                                                             ------------
Office Equipment -- 2.00%
Avery Dennison Corp.                                            2,500             167,813
                                                                             ------------
Oil & Gas -- 20.82%
Amerada Hess Corp.                                              4,100             253,175
Apache Corp.                                                    3,200             188,200
Baker Hughes, Inc.                                              1,300              41,600
Coastal Corp. (The)                                             7,100             432,213
ENSCO International, Inc.                                       6,200             222,038
Newfield Exploration Company*                                   9,300             363,863
Ocean Energy, Inc.*                                            17,344             246,068
                                                                             ------------
                                                                                1,747,157
                                                                             ------------
Pipelines -- 4.34%
Questar Corp.                                                  18,800             364,250
                                                                             ------------
Retail -- 5.92%
BJ's Wholesale Club, Inc.*                                     10,900             359,700
Kmart Corp.*                                                   13,000              88,562
Officemax, Inc.*                                                9,700              48,500
                                                                             ------------
                                                                                  496,762
                                                                             ------------
Total Common Stock (Cost $7,271,258)                                            7,907,203
                                                                             ------------

INVESTMENT COMPANIES -- 7.19%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares                603,319             603,319
                                                                             ------------
Total Investment Companies (Cost $603,319)                                        603,319
                                                                             ------------

Total Value of Investments (Cost $7,874,577)(101.42%)                          $8,510,522
Other Assets Less Liabilities, Net (-1.42%)                                      (119,173)
                                                                             ------------
Net Assets (100.00%)                                                           $8,391,349
                                                                             ============

* Non-income producing investment

Cost for federal income tax at June 30, 2000 was $7,874,577 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                     $1,778,497
     Gross unrealized depreciation                     (1,142,552)
                                                     ------------
     Net unrealized appreciation                         $635,945
                                                     ============

See notes to the financial statements.





QUAKER SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                           Number               Market
                                                          of Shares             Value
                                                         ------------        ------------
COMMON STOCK -- 97.16%
Airlines -- 1.55%
KLM Royal Dutch Air Lines NV - ADR                              2,400             $63,750
UAL Corp.                                                       1,900             110,556
                                                                             ------------
                                                                                  174,306
                                                                             ------------
Apparel -- 2.73%
Hot Topic, Inc.*                                                2,800              89,600
Kellywood Co.                                                   2,500              52,812
Oakley, Inc.*                                                   8,100              93,150
Timberland Co. Cl A*                                            1,000              70,812
                                                                             ------------
                                                                                  306,374
                                                                             ------------
Appliances -- 0.98%
Salton, Inc.*                                                   3,000             110,625
                                                                             ------------
Auto Parts & Equipment -- 0.69%
Dura Automotive Systems, Inc.*                                  3,300              35,681
Lear Corp.*                                                     2,100              42,000
                                                                             ------------
                                                                                   77,681
                                                                             ------------
Banks -- 4.67%
Banco Latino- Americano De Exporta                              3,800             105,212
Bank United Corp. Cl A                                          3,100             109,081
Downey Financial Corp.                                          2,900              84,100
Espirito Santo Fnl ADR                                          3,800              68,400
First Federal Financial Corp.*                                  5,800              81,925
Independence Community Bank Corp.                               5,700              75,525
                                                                             ------------
                                                                                  524,243
                                                                             ------------
Broadcasting -- 1.16%
4kids Entertainment, Inc.*                                      1,900              49,519
General Cable Corp.                                             9,900              80,437
                                                                             ------------
                                                                                  129,956
                                                                             ------------
Business Services -- 3.52%
Bowne & Co., Inc.                                               4,400              44,275
Deluxe Corp.                                                    3,800              89,538
Imation Corp.*                                                  3,300              96,938
Kelly Services, Inc. Cl A                                         800              18,500
Robert Half Int'l, Inc.*                                        1,800              51,300
SEI Investments Co.                                             1,800              71,663
Volt Information Sciences, Inc.*                                  700              23,056
                                                                             ------------
                                                                                  395,270
                                                                             ------------
Chemicals -- 1.44%
Albemarle Corp.                                                 4,300              84,925
W.R. Grace & Co.*                                               6,300              76,387
                                                                             ------------
                                                                                  161,312
                                                                             ------------
Commercial Services -- 0.40%
Nova Corp.*                                                     1,600              44,700
                                                                             ------------
Components -- 0.80%
Johnson Controls, Inc.                                            900              46,181
Silicon Valley Group, Inc.*                                     1,700              43,987
                                                                             ------------
                                                                                   90,168
                                                                             ------------
Computer Services & Software -- 6.20%
American Management Systems, Inc.*                              1,100              36,111
Anixter International, Inc.*                                    3,000              79,500
Autodesk, Inc.                                                  1,200              41,625
Black Box Corp.*                                                  900              71,255
CDW Computer Center, Inc.*                                      1,500              93,750
Fair Issac & Co., Inc.                                          1,900              83,600
Harman International Industries, Inc.                           1,700             103,700
In Focus Systems, Inc.                                          1,400              45,063
Iomega Corporation                                             12,300              49,200
Mentor Graphics Corp.*                                          2,300              45,712
Pomeroy Computer Resources, Inc.*                               3,100              45,725
                                                                             ------------
                                                                                  695,241
                                                                             ------------
Consulting Services -- 0.55%
Remedy Corp.*                                                   1,100              61,325
                                                                             ------------
Consumer Products -- 0.49%
Universal Corp.                                                 2,600              54,925
                                                                             ------------
Distribution Wholesale -- 1.51%
Brightpoint, Inc.*                                              3,200              27,700
Hughes Supply, Inc.                                             3,900              77,025
United Stationers, Inc.*                                        2,000              64,750
                                                                             ------------
                                                                                  169,475
                                                                             ------------
Diversified Conglomerates -- 1.54%
Chemed Corp.                                                    3,100              87,381
U.S. Industries, Inc.                                           7,000              84,875
                                                                             ------------
                                                                                  172,256
                                                                             ------------
Education -- 0.40%
Apollo Group, Inc.*                                             1,600              44,800
                                                                             ------------
Electronics & Electrical Equipment -- 7.59%
Arrow Electronics, Inc.*                                        2,700              83,700
Avnet, Inc.                                                       600              35,550
AVX Corp.                                                       2,400              55,050
Cohu, Inc.                                                      1,700              45,847
Credence Systems Corp.*                                         2,000             110,375
CTS Corp.                                                       1,400              63,000
General Semi-Conductors, Inc.*                                  4,200              61,950
Kemet Corp.*                                                    1,400              35,087
Kent Electronics Corp.*                                         1,700              50,681
Novellus Systems, Inc.*                                           700              39,594
Pioneer Standard Electronics, Inc.                              5,600              82,600
Sensormatic Electronics Corp.*                                  2,300              36,369
Technitrol, Inc. 1,100   106,562
Vishay Intertechnology, Inc.*                                   1,200              45,525
                                                                             ------------
                                                                                  851,890
                                                                             ------------
Engineering & Construction -- 8.21%
Centex Construction Products, Inc.                              2,600              58,987
Del Webb Corp.*                                                 3,000              45,937
IT Group, Inc.*                                                 9,100              44,363
Jacobs Engineering Group, Inc.*                                 1,900              62,106
Kaufman And Broad  Home Corporation                             2,300              45,569
Lennar Corporation                                              3,500              70,875
MDC Holdings, Inc.                                              4,600              85,675
NCI Building Systems, Inc.*                                     2,100              42,525
Nortek, Inc.*                                                   3,000              59,250
NVR, Inc.*                                                      1,500              85,500
Pulte Corporation                                               4,100              88,662
Ryland Group, Inc.                                              4,200              92,925
Standard Pacific Corp.                                          8,500              85,000
Toll Brothers, Inc.*                                            2,600              53,300
                                                                             ------------
                                                                                  920,674
                                                                             ------------
Entertainment & Leisure -- 3.02%
Argosy Gaming Company*                                          4,700              67,562
Aztar Corp.*                                                    4,600              71,300
GTECH Holdings Corp.*                                           3,700              83,944
Prime Hospitality Corp.*                                        4,900              46,244
Topps Company (The), Inc.*                                      6,100              70,150
                                                                             ------------
                                                                                  339,200
                                                                             ------------
Financial Services -- 6.41%
Affiliated Managers Group, Inc.*                                1,200              54,600
Bear Stearns Co., Inc.                                          2,300              95,738
Dain Rauscher Corp.                                             1,500              99,000
Doral Financial Corp.                                           6,100              69,769
Edwards (A.G.), Inc.                                            2,250              87,750
Metris Cos., Inc.                                               1,800              45,225
Raymond James Financial, Inc.                                   3,700              83,250
Southwest Securities Group                                      2,800             104,300
Waddell & Reed Financial, Inc. Cl A                             2,400              78,750
                                                                             ------------
                                                                                  718,382
                                                                             ------------
Firearms & Ammunition -- 0.06%
Sturm, Ruger & Co., Inc.                                          700               6,212
                                                                             ------------
Food & Berverage -- 1.28%
Fleming Co., Inc.                                               5,600              73,150
Pepsi Bottling Group                                            2,400              70,050
                                                                             ------------
                                                                                  143,200
                                                                             ------------
Forest & Paper Products -- 0.40%
Westvaco Corp.                                                  1,800              44,662
                                                                             ------------
Healthcare -- 6.12%
Cooper Co.*                                                     1,300              47,288
First Health Group Corp.*                                       2,600              85,312
Foundation Health Systems, Inc.*                                3,600              46,800
Healthsouth Rehabilitation Corp.*                               5,600              40,250
Ivax Corp.                                                      2,300              95,450
Mallinckrodt, Inc.                                              2,200              95,563
Orthodontic Centers of America, Inc.*                           2,100              47,513
Pacificare Health Systems, Inc.*                                1,300              78,244
Qurom Health Group, Inc.*                                       4,900              50,531
Universal Health Services, Inc.*                                1,500              99,000
                                                                             ------------
                                                                                  685,951
                                                                             ------------
Insurance -- 4.37%
Amerus Life Holdings, Inc.                                      1,100              22,688
Everest Re Group Ltd.                                           2,800              92,050
Leucadia National Corp.                                         1,800              41,063
Mony Group, Inc.                                                1,400              47,338
Old Republic International Corp.                                6,200             102,300
PMI Group, Inc.                                                 2,000              95,000
Stancorp Financial Group, Inc.                                  2,800              89,950
                                                                             ------------
                                                                                  490,389
                                                                             ------------
Machinery, General Industrial -- 1.67%
JLG Industries, Inc.                                            6,200              73,625
Kulicke & Soffa Industries, Inc.*                                 500              29,687
Mark IV Industries, Inc.                                        4,000              83,500
                                                                             ------------
                                                                                  186,812
                                                                             ------------
Manufacturing -- 1.32%
Crane Co.                                                       1,700              41,331
ITT Industries, Inc.                                            3,500             106,312
                                                                             ------------
                                                                                  147,643
                                                                             ------------
Marketing Services -- 0.79%
Advo, Inc.*                                                     2,100              88,200
                                                                             ------------
Metals -- 1.32%
Commercial Metals Company                                       3,300              90,750
Timken Co.                                                      3,100              57,737
                                                                             ------------
                                                                                  148,487
                                                                             ------------
Miscellaneous Manufacturing -- 0.84%
Paxar Corp.*                                                    4,500              53,719
Trinity Industries, Inc.                                        2,200              40,700
                                                                             ------------
                                                                                   94,419
                                                                             ------------
Office Equipment -- 1.32%
Harris Corp.                                                    2,000              65,500
John H. Harland Co.                                             5,500              82,156
                                                                             ------------
                                                                                  147,656
                                                                             ------------
Oil & Gas -- 4.03%
Eog Resources, Inc.                                             3,200             107,200
Murphy Oil Corp.                                                1,000              59,438
Noble Affiliates, Inc.                                          1,200              44,700
Tosco Corp.                                                     1,400              39,638
Ultramar Diamond Shamrock Corp.                                 4,000              99,250
Valero Energy Corporation                                       3,200             101,600
                                                                             ------------
                                                                                  451,826
                                                                             ------------
Pharmaceuticals -- 1.01%
Dura Pharmaceuticals, Inc.*                                     4,700              67,563
Herbalife International, Inc. Cl A                              1,133               9,914
Jones Pharmaceutical, Inc.                                        900              35,944
                                                                             ------------
                                                                                  113,421
                                                                             ------------
Real Estate -- 0.47%
LNR Property Corp.                                              2,700              52,650
                                                                             ------------
Retail -- 5.79%
Finish Line, Inc.*                                              8,700              71,231
Genesco, Inc.*                                                  5,300              85,131
Handleman Co.*                                                  3,100              38,750
Landry's Restaurants, Inc.*                                     4,900              41,650
Lone Star Steakhouse & Saloon, Inc.*                            6,000              60,750
Media Arts Group, Inc.*                                         3,000              12,188
Musicland Stores Corp.*                                         4,900              36,444
Payless Shoesource, Inc.*                                         900              46,969
Pier 1 Imports, Inc.                                            3,900              38,025
Rent-A-Center, Inc.*                                            4,400              99,000
Rex Stores Corp.*                                               3,300              76,931
Trans World Entertainment Corp.*                                3,500              42,437
                                                                             ------------
                                                                                  649,506
                                                                             ------------
Security Services -- 0.52%
Burns International Services Corp.*                             4,700              58,750
                                                                             ------------
Telecommunications -- 2.87%
Davox Corp.*                                                    5,500              71,156
PT Telekomunikasi Indonesia  Sp ADR                             7,300              50,644
Telefonica S.A. ADR                                             1,231              78,863
Telephone & Data Systems                                          700              70,175
World Access, Inc.*                                             4,600              50,888
                                                                             ------------
                                                                                  321,726
                                                                             ------------
Tobacco -- 0.65%
RJ Reynolds Holdg.                                              2,600              72,638
                                                                             ------------
Transportation -- 2.25%
Avis Rent-A-Car, Inc.*                                          3,900              73,125
Dollar Thrifty Automotive Group, Inc.*                          5,100              94,031
Teekay Shipping Corp.                                           2,600              85,475
                                                                             ------------
                                                                                  252,631
                                                                             ------------
Trucking & Leasing -- 0.56%
Ryder Systems, Inc.                                             3,300              62,494
                                                                             ------------
Utilities -- 4.26%
Cia Paranaense-Sp ADR                                          10,500              97,781
El Paso Electric Co.*                                           7,700              86,144
Enersis S.A. ADR                                                2,200              43,863
Huaneng Power International, Inc. ADR                           6,800              90,525
Public Service Company of New Mexico                            6,200              95,712
Utilicorp United, Inc.                                          3,200              63,600
                                                                             ------------
                                                                                  477,625
                                                                             ------------
Vitamins & Nutrition Products -- 0.36%
NBTY, Inc.*                                                     6,300              40,163
                                                                             ------------
Wire & Cable Products -- 1.04%
Belden, Inc.                                                    2,700              69,188
Cable Design Technologies Corp.*                                1,400              46,900
                                                                             ------------
                                                                                  116,088
                                                                             ------------
Total Common Stock (Cost $10,406,397)                                          10,895,952
                                                                             ------------

INVESTMENT COMPANIES -- 0.95%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares                106,474             106,474
                                                                             ------------
Total Investment Companies (Cost $106,474)                                        106,474
                                                                             ------------

Total Value of Investments (Cost $10,512,871)(98.11%)                         $11,002,426
Other Assets Less Liabilities, Net (1.89%)                                        211,772
                                                                             ------------
Net Assets (100.00%)                                                          $11,214,198
                                                                             ============

* Non-income producing investment

ADR - American Depository Receipt

Cost for federal income tax at June 30, 2000 was $10,512,871 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                     $1,290,459
     Gross unrealized depreciation                       (800,904)
                                                     ------------
     Net unrealized appreciation                         $489,555
                                                     ============

See notes to the financial statements.





QUAKER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

                                                          Principal             Value
                                                         ------------        ------------
AGENCY OBLIGATIONS -- 25.96%
Federal National Mortgage Assoc. -- 18.73%
FNMA, 7.25%, 01/15/10                                       1,430,000          $1,444,133
FNMA 1993-152 K, P.O., 0.00%, 08/25/23*                       155,025             107,564
                                                                             ------------
                                                                                1,551,697
                                                                             ------------
Federal Home Loan Mortgage Corp. -- 3.14%
Freddie Mac 22 C, 9.50%, 04/15/20                             251,674             259,749
                                                                             ------------
U.S. Government Bonds -- 4.09%
Aid-Israel, 5.625%, 09/15/03                                  350,000             339,144
                                                                             ------------
Total Agency Obligations (Cost $2,153,477)                                      2,150,590
                                                                             ------------

ASSET BACKED SECURITIES -- 39.19%
Financial Services -- 39.19%
Asset Securitization Corporation 1997-MD7 A1A,
7.32%, 01/13/30                                                67,727              67,578
Chase Commercial Mortgage Securities Corp. 1992-2 A1,
7.032%, 10/15/08                                               77,623              76,765
Chase Commercial Mortgage Securities Corp. 1996-1 A1,
7.60%, 12/18/05                                                62,708              63,095
Chase Commercial Mortgage Securities Corp. 1996-2 A2,
6.90%, 09/16/06                                                85,000              83,278
Chemical Master Credit Card Trust 1 1996-3 A,
5.875%, 02/15/09                                               80,000              79,294
Citibank Credit Card Master Trust 1 1992-2 A,
5.875%, 03/10/11                                               40,000              36,498
Comed Transitional Funding Trust 1 1998-1 A6,
5.63%, 06/25/09                                               295,000             271,919
Conseco Finance Securitizations Corp. 2000-1 M2,
9.08%, 05/01/31                                                25,000              25,051
CS First Boston Mortgage Securities Corp. 1997-C1 A1B,
7.15%, 08/20/06                                                80,000              78,824
CS First Boston Mortgage Securities Corp. 1998-C1 A1A,
6.26%, 12/17/07                                                55,127              52,956
CS First Boston Mortgage Securities Corp. 1998-C1 A1B,
6.48%, 05/17/08                                                90,000              84,680
Deutsche Mortgage And Asset Receiving Corp. 1998-C1 A2,
6.538%, 02/15/08                                               25,000              23,662
DLJ Commercial Mortgage Corp. 1998-CF1 A1B,
6.41%, 02/15/08                                                25,000              23,440
DLJ Commercial Mortgage Corp. 1998-CG1 A1B,
6.41%, 05/10/08                                               105,000              98,677
DLJ Commercial Mortgage Corp. 1999-CG2 A1B,
7.30%, 06/10/09                                                35,000              34,473
FDIC REMIC Trust 1996-C1 1A, 6.75%, 05/25/26                  215,613             214,644
First Boston Mortgage Securities Corp. 1997-C1 A1C,
7.24%, 04/20/07                                               218,000             215,292
First Union-Lehman Bros. Comm. Mortgage 1997-C1 A1,
7.15%, 02/18/04                                                66,578              66,329
First Union-Lehman Bros. Comm. Mortgage 1997-C1 A3,
7.38%, 04/18/07                                                90,000              90,040
GMAC Commercial Mortgage Sec. Corp. 1993-C3 A1B,
7.273%, 08/15/09                                              305,000             300,501
GMAC Commercial Mortgage Sec. Corp. 1997-C2 A3,
6.566%, 11/15/07                                               45,000              42,630
Green Tree Financial Corporation 1994-5 A5,
8.30%, 11/15/19                                               190,000             189,684
Green Tree Financial Corporation 1996-10 A6,
7.30%, 11/15/28                                               250,000             235,533
JP Morgan Commercial Mort. Finance Corp. 1997-C7 A1,
6.18%, 10/15/35                                                47,137              45,031
LB Commercial Conduit Mortgage Trust 1991-C1 A2,
6.78%, 04/15/09                                                55,000              52,642
Lehman Large Loan 1997-LLI A1, 6.79%, 06/12/04                 42,126              41,698
Lehman Large Loan 1997-LLI A2, 6.84%, 09/12/06                110,000             108,070
Merrill Lynch Mortgage Investors Inc. 1995-C2 A1,
7.0043%, 06/15/21                                              88,890              87,967
Merrill Lynch Mortgage Investors Inc. 1996-C1 A1,
7.15%, 04/25/28                                                12,749              12,598
Merrill Lynch Mortgage Investors Inc. 1997-C1 A3,
7.12%, 06/18/29                                                20,000              19,632
Merrill Lynch Mortgage Investors Inc. 1998-C1 A1,
6.31%, 11/15/26                                                28,757              27,313
Merrill Lynch Mortgage Investors Inc. 1998-C2 A2,
6.39%, 02/15/30                                                65,000              61,182
Morgan Stanley Capital 1 1997-ALIC A2, 5.99%, 03/15/05         78,939              76,100
Morgan Stanley Capital 1 1998-HF1 A1, 6.19%, 01/15/07          41,002              39,540
Mortgage Capital Funding, Inc. 1998-MC1 A1,
6.417%, 06/18/07                                               61,256              59,329
Mortgage Capital Funding, Inc. 1998-MC3 A1,
6.001%, 11/18/31                                               21,469              20,320
Nomura Asset Securities Corp. 1998-D6 A2,
6.7815%, 03/17/28                                              50,000              46,791
Prudential Home Mortgage Securities 1993-47 A11,
6.10%, 12/25/23                                               100,000              93,382
                                                                             ------------
                                                                                3,246,438
                                                                             ------------
Total Asset Backed Securities (Cost $3,163,735)                                 3,246,438
                                                                             ------------

CORPORATE BONDS -- 16.14%
Entertainment & Leisure -- 1.04%
Circus Circus, 6.70%, 11/15/96                                 95,000              86,533
                                                                             ------------
Financial Services -- 6.16%
Ford Motor Credit Co., 7.375%, 10/28/09                       300,000             291,006
Int'l Bank for Reconstruction & Development,
0.00%, 02/15/11*                                              468,000             219,562
                                                                             ------------
                                                                                  510,568
                                                                             ------------
Food & Beverage -- 1.11%
Nabisco, Inc., 6.375%, 02/01/35                               100,000              91,542
                                                                             ------------
Industrial -- 1.03%
Unova, Inc., 7.00%, 03/15/08                                  100,000              85,333
                                                                             ------------
Medical Products -- 2.22%
Beckman Instruments, 7.05%, 06/01/26                           90,000              83,851
Columbia/HCA, 8.36%, 04/15/24                                 110,000              99,784
                                                                             ------------
                                                                                  183,635
                                                                             ------------
Pipelines -- 1.16%
KN Energy, 6.67%, 11/01/27                                    100,000              96,427
                                                                             ------------
Realty -- 1.08%
Commercial Net Lease (REIT), 7.125%, 03/15/08                 100,000              89,219
                                                                             ------------
Retail -- 2.34%
Ikon Office Solutions, 6.75%, 11/01/04                        130,000             118,823
Rite Aid Corp., 7.125%, 01/15/07                              145,000              74,675
                                                                             ------------
                                                                                  193,498
                                                                             ------------
Total Corporate Bonds (Cost $1,357,208)                                         1,336,755
                                                                             ------------

FOREIGN BONDS -- 16.37%
Foreign Corporate Bonds -- 16.37%
Bank Of Ayudhya (HK) FRN, 7.515%, 04/30/06+                   400,000             376,000
Daiwa PB (Cayman) Ltd. FRN, 7.7825%, 09/29/49+                600,000             513,000
Krung Thai Bank (Sing) FRN, 8.77%, 09/30/04+                  500,000             467,500
                                                                             ------------
                                                                                1,356,500
                                                                             ------------
Total Foreign Bonds (Cost $1,381,488)                                           1,356,500
                                                                             ------------

INVESTMENT COMPANIES -- 1.16%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares                 95,780             $95,780
                                                                             ------------
Total Investment Companies (Cost $95,780)                                          95,780
                                                                             ------------

Total Investments (Cost $8,151,688 )(98.82%)                                    8,186,063
Other Assets Less Liabilities, Net (1.18%)                                         98,003
                                                                             ------------
Net Assets (100.00%)                                                           $8,284,066
                                                                             ============

* Non-income producing investment

FRN - Floating Rate Note

P.O. - Principal Only

+ Denominated is U.S. Dollars

Cost for federal income tax at June 30, 2000 was $8,151,688 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                       $111,311
     Gross unrealized depreciation                        (76,936)
                                                     ------------
     Net unrealized appreciation                          $34,375
                                                     ============

See notes to financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000
                                                                            Large-Cap
                                               Core Equity   Aggressive    Value Fund    Mid-Cap      Small-Cap   Fixed Income
                                                   Fund      Growth Fund    (note 8)    Value Fund    Value Fund      Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
(cost $22,923,595, $17,543,282, $6,377,857,
$7,874,577, $10,512,871 and $8,151,688)
(note 2)                                       $30,282,495   $17,791,411   $6,156,548   $8,510,522   $11,002,426   $8,186,063
Cash                                                    --         6,815           --           --            --           99
Deposits with brokers for securities
sold short                                              --       320,685           --           --            --           --
Receivables:
Dividends and interest                               4,818        65,452        7,067        4,760         9,034      113,458
Fund shares sold                                        --       683,408           --           --         3,908           --
Investment securities sold                         327,128       690,545       95,817           --       856,819           --
Due from fund sponsor (notes 2 and 3)                   --            --        5,181           --           252        1,107
Due from fund administrator                          3,806            --        1,436        2,149            --           --
Deferred organization expenses, net (note 4)         9,002         8,984        9,002        4,997         9,002        9,002
Prepaid expenses and other assets                   24,578        17,537       15,055       19,910        18,912       18,732
                                               -----------   -----------   ----------   ----------   -----------   ----------
Total assets                                    30,651,827    19,584,837    6,290,106    8,542,338    11,900,353    8,328,461
                                               -----------   -----------   ----------   ----------   -----------   ----------
LIABILITIES:
Securities sold short, at value
(proceeds $145,630)                                     --       125,319           --           --            --           --
Payables:
Fund shares redeemed                                    --           966       79,227       98,765            --           --
Investment securities purchased                    329,828       973,271           --       42,003       674,143       36,163
Distributions                                           --            --           --           --            --          408
Due to advisors (note 2)                            11,052         3,147           --           48         3,642           32
Accrued expenses                                    18,757        11,618        9,810        9,085         8,370        7,792
Due to fund sponsor (notes 2 and 3)                 11,575         7,040           --        1,088            --           --
                                               -----------   -----------   ----------   ----------   -----------   ----------
Total liabilities                                  371,212     1,121,361       89,037      150,989       686,155       44,395
                                               -----------   -----------   ----------   ----------   -----------   ----------
NET ASSETS                                     $30,280,615   $18,463,476   $6,201,069   $8,391,349   $11,214,198   $8,284,066
                                               ===========   ===========   ==========   ==========   ===========   ==========
NET ASSETS CONSIST OF:
Paid-in capital                                $22,524,794   $14,689,942   $6,739,151   $7,917,331   $10,181,784   $8,692,990
Undistributed net investment income                     --       145,614       11,530           --            --           30
Accumulated net realized gain (loss)
on investments                                     396,921     3,359,480     (328,303)    (161,927)      542,859     (443,329)
Net unrealized appreciation (depreciation)
on investments                                   7,358,900       268,440     (221,309)     635,945       489,555       34,375
                                               -----------   -----------   ----------   ----------   -----------   ----------
Total Net Assets                               $30,280,615   $18,463,476   $6,201,069   $8,391,349   $11,214,198   $8,284,066
                                               ===========   ===========   ==========   ==========   ===========   ==========
NO-LOAD CLASS SHARES:
Net Assets (Applicable to 1,490,540,
815,695, 557,334, 780,277, 892,177 and
845,210 shares outstanding, respectively;
unlimited shares of $0.01 par value,
beneficial interest authorized)                $30,275,480   $18,463,476   $6,201,069   $8,391,349   $11,214,198   $8,284,066
                                               -----------   -----------   ----------   ----------   -----------   ----------
Net Asset Value, redemption and offering
Price per share                                     $20.31        $22.64       $11.13       $10.75        $12.57        $9.80
                                               ===========   ===========   ==========   ==========   ===========   ==========
CLASS C SHARES*:
Net Assets (Applicable to 253 shares
outstanding, unlimited shares of $0.01
par value, beneficial interest authorized)          $5,135
                                               -----------
Net Asset Value, redemption and offering
Price per share                                     $20.33
                                               ===========

* Initial issuance on 6/30/00

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF OPERATIONS
Year Ended June 30, 2000
                                                                           Large-Cap
                                               Core Equity   Aggressive   Value Fund     Mid-Cap     Small-Cap   Fixed Income
                                                   Fund      Growth Fund   (note 8)     Value Fund   Value Fund      Fund
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                                         $139,603       $2,267      $122,124     $102,885     $133,012          $--
Interest                                             8,735      309,365        13,277       14,386        9,978      460,557
                                                ----------   ----------   -----------   ----------   ----------   ----------
Total income                                       148,338      311,632       135,401      117,271      142,990      460,557
                                                ----------   ----------   -----------   ----------   ----------   ----------
Expenses:
Investment advisory fees (note 2)                  209,144       68,067        61,640       72,821       54,417       31,803
Fund administration fees (note 2)                   19,225        8,870         6,351        5,276       10,711        6,482
Fund accounting fees (note 2)                       14,856       14,671        14,671       14,671       14,671       14,671
Custody fees                                         8,397        8,922         4,675        5,406        9,164        3,796
Shareholder servicing fees                          13,110       12,946        12,946       12,946       12,946       12,946
Shareholder servicing distribution fees
(note 3)                                            69,715       22,689        20,547       24,273       29,462       10,631
Trustee fees and meeting expenses                    3,952          472           818        1,472        1,647          672
Legal fees                                          29,145       14,667         5,664        8,300        9,919        7,578
Audit fees                                          11,989        2,753         4,419        2,823        3,855        1,566
Distribution fees -- No Load Class (note 2)         36,708        8,615        14,776       15,134        5,865        2,168
Registration and filing expenses                     2,763        3,020         4,545        5,538        5,004        2,368
Printing expenses                                   11,482        4,316         2,756        4,731        2,703        1,856
Amortization of deferred organizational
Expenses (note 4)                                    6,775        6,775         6,775        2,006        6,775        6,775
Other operating expenses                            37,080        6,975         6,717       17,203       19,138        8,198
                                                ----------   ----------   -----------   ----------   ----------   ----------
Total expenses                                     474,341      183,758       167,300      192,600      186,277      111,510
Less:
Expense reimbursements (note 3)                         (4)          --        (2,343)          --       (4,161)      (3,039)
Investment advisory fees waived (note 2)           (46,030)     (29,947)      (35,371)     (38,657)     (15,796)     (28,686)
Shareholder service fees waived (note 3)           (15,087)     (10,311)      (13,301)     (15,012)      (6,819)      (9,968)
                                                ----------   ----------   -----------   ----------   ----------   ----------
Net expenses                                       413,220      143,500       116,285      138,931      159,501       69,817
                                                ----------   ----------   -----------   ----------   ----------   ----------
Net investment income (loss)                      (264,882)     168,132        19,116      (21,660)     (16,511)     390,740
                                                ----------   ----------   -----------   ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from investments
(excluding short securities)                       948,403    3,958,991      (261,745)    (162,008)   1,058,105     (443,329)
Net realized loss from short securities                 --      (19,937)           --           --           --           --
Net unrealized appreciation (depreciation)
on investments                                   3,362,528     (225,536)   (1,188,758)    (275,088)    (961,261)     232,756
                                                ----------   ----------   -----------   ----------   ----------   ----------
Net realized and unrealized gain (loss)
on investments                                   4,310,931    3,713,518    (1,450,503)    (437,096)      96,844     (210,573)
                                                ----------   ----------   -----------   ----------   ----------   ----------
Net increase (decrease) in net assets
resulting from operations                       $4,046,049   $3,881,650   $(1,431,387)   $(458,756)     $80,333     $180,167
                                                ==========   ==========   ===========   ==========   ==========   ==========

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Large-Cap
                                               Core Equity   Aggressive    Value Fund    Mid-Cap      Small-Cap   Fixed Income
For the Year Ended June 30, 2000                   Fund      Growth Fund    (note 8)    Value Fund    Value Fund      Fund
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)                     $(264,882)     $168,132      $19,116      $(21,660)     $(16,511)    $390,740
Net realized gain (loss) from investment
transactions                                       948,403     3,939,054     (261,745)     (162,008)    1,058,105     (443,329)
Net unrealized appreciation (depreciation)
on investments                                   3,362,528      (225,536)  (1,188,758)     (275,088)     (961,261)     232,756
                                               -----------   -----------   ----------   -----------   -----------   ----------
Net increase (decrease) in net assets
resulting from operations                        4,046,049     3,881,650   (1,431,387)     (458,756)       80,333      180,167
                                               -----------   -----------   ----------   -----------   -----------   ----------
Distributions to shareholders from
Net investment income -- No Load Class                  --       (22,518)     (11,115)           --            --     (390,710)
Net realized capital gain -- No Load Class        (543,296)     (583,162)     (44,096)           --      (388,757)          --
                                               -----------   -----------   ----------   -----------   -----------   ----------
Total Distributions                               (543,296)     (605,680)     (55,211)           --      (388,757)    (390,710)
                                               -----------   -----------   ----------   -----------   -----------   ----------
Capital share transactions
Increase (decrease) in net assets from
Fund share transactions (note 6)                 1,370,850    11,322,574   (2,054,481)   (3,305,389)   (1,497,853)     819,191
                                               -----------   -----------   ----------   -----------   -----------   ----------
Total increase (decrease) in net assets          4,873,603    14,598,544   (3,541,079)   (3,764,145)   (1,806,277)     608,648
NET ASSETS
Beginning of year                               25,407,012     3,864,932    9,742,148    12,155,494    13,020,475    7,675,418
                                               -----------   -----------   ----------   -----------   -----------   ----------
End of year                                    $30,280,615   $18,463,476   $6,201,069    $8,391,349   $11,214,198   $8,284,066
                                               ===========   ===========   ==========   ===========   ===========   ==========
For the Year Ended June 30, 1999
INCREASE IN NET ASSETS
Operations
Net investment income (loss)                      $(85,069)      $25,918      $25,112       $(4,946)     $(39,554)    $311,014
Net realized gain (loss) from investment
transactions                                       855,029       659,185      125,381        10,689      (166,810)      17,710
Net unrealized appreciation (depreciation)
on investments                                   3,265,525       425,043      846,719       409,810     1,144,461     (252,989)
                                               -----------   -----------   ----------   -----------   -----------   ----------
Net increase in net assets resulting
from operations                                  4,035,485     1,110,146      997,212       415,553       938,097       75,735
                                               -----------   -----------   ----------   -----------   -----------   ----------
Distributions to shareholders from
Net investment income -- No Load Class                (982)      (25,918)     (25,111)           --            --     (311,798)
Net realized capital gain -- No Load Class        (875,797)     (747,729)    (343,499)     (140,565)      (81,104)      (3,926)
                                               -----------   -----------   ----------   -----------   -----------   ----------
Total Distributions                               (876,779)     (773,647)    (368,610)     (140,565)      (81,104)    (315,724)
                                               -----------   -----------   ----------   -----------   -----------   ----------
Capital share transactions
Increase in net assets from Fund share
transactions (note 6)                           17,471,206     1,814,848    7,515,012     2,847,326     8,176,756    2,233,255
                                               -----------   -----------   ----------   -----------   -----------   ----------
Total increase in net assets                    20,629,912     2,151,347    8,143,614     3,122,314     9,033,749    1,993,266
NET ASSETS
Beginning of year                                4,777,100     1,713,585    1,598,534     9,033,180     3,986,726    5,682,152
                                               -----------   -----------   ----------   -----------   -----------   ----------
End of year                                    $25,407,012    $3,864,932   $9,742,148   $12,155,494   $13,020,475   $7,675,418
                                               ===========   ===========   ==========   ===========   ===========   ==========

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                            Core Equity Fund
                                                    ------------------------------------------------------------------------------
                                                        Class C                         No-Load Class
                                                    ---------------    -----------------------------------------------------------
                                                                                                                     For the
                                                                                                                   period from
                                                         Period*           Year        Year          Year       November 25, 1996
                                                         Ended            Ended       Ended         Ended       (commencement of
                                                        June 30,         June 30,    June 30,      June 30,       operations) to
                                                          2000             2000        1999          1998        June 30, 1997
                                                    ---------------    -----------------------------------------------------------
Net asset value, beginning of period                    $19.79           $17.78      $14.42        $11.61             $10.00
                                                      --------         --------    --------      --------           --------
Income from investment operations
Net investment income (loss)                                --            (0.18)      (0.06)           --               0.04
Net realized and unrealized gain (loss) on
investments                                               0.54             3.09        4.10          2.81               1.61
                                                      --------         --------    --------      --------           --------
Total from investment operations                          0.54             2.91        4.04          2.81               1.65
                                                      --------         --------    --------      --------           --------
Distributions to shareholders from
Net investment income                                       --               --          --            --              (0.04)
Net realized capital gain                                   --            (0.38)      (0.68)           --                 --
Distribution in excess of net realized gain                 --               --          --            --                 --
                                                      --------         --------    --------      --------           --------
Total distributions                                         --            (0.38)      (0.68)           --              (0.04)
                                                      --------         --------    --------      --------           --------
Net Asset Value - End of Period                         $20.33           $20.31      $17.78        $14.42             $11.61
                                                      ========         ========    ========      ========           ========

Total Return                                              2.73%           16.34%      28.16%        24.20%             16.50%(b)

Ratios/supplemental data
Net assets, end of period (000's omitted)                   $5          $30,275     $25,407        $4,777               $519
Ratio of expenses to average net assets
Before expense reimbursements and waived fees            28.51%(a)         1.70%       1.44%         3.48%             21.30%(a)
After expense reimbursements and waived fees              0.00%(a)         1.48%       1.29%         1.35%              1.35%(a)
Ratio of net investment income (loss) to average
net assets
Before expense reimbursements and waived fees           (28.51)%(a)       (1.17)%     (0.73)%       (2.10)%           (19.47)%(a)
After expense reimbursements and waived fees              0.00%(a)        (0.95)%     (0.58)%        0.03%              0.49%(a)
Portfolio turnover rate                                  82.54%           82.54%      78.45%        64.36%             11.49%

(a) Annualized.
(b) Aggregate total return, not annualized.
* Initial issuance on 6/30/00.

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                Aggressive Growth Fund
                                                -----------------------------------------------------------------
                                                                                                   For the
                                                                                                 period from
                                                    Year          Year           Year          November 25, 1996
                                                   Ended         Ended          Ended         (commencement of
                                                  June 30,      June 30,       June 30,         operations) to
                                                   2000           1999           1998            June 30, 1997
                                                -----------------------------------------------------------------
Net asset value, beginning of period             $14.10         $12.01         $11.16               $10.00
                                               --------       --------       --------             --------
Income from investment operations
Net investment income (loss)                       0.24           0.12             --                 0.04
Net realized and unrealized gain (loss)
on investments                                     9.88           5.54           2.69                 1.23
                                               --------       --------       --------             --------
Total from investment operations                  10.12           5.66           2.69                 1.27
                                               --------       --------       --------             --------
Distributions to shareholders from
Net investment income                             (0.06)         (0.12)            --                (0.04)
Net realized capital gain                         (1.52)         (3.45)         (1.38)               (0.07)
Distribution in excess of net realized gain          --             --          (0.46)                  --
                                               --------       --------       --------             --------
Total distributions                               (1.58)         (3.57)         (1.84)               (0.11)
                                               --------       --------       --------             --------
Net Asset Value - End of Period                  $22.64         $14.10         $12.01               $11.16
                                               ========       ========       ========             ========

Total Return                                      73.68%         49.44%         26.57%               12.68%(b)

Ratios/supplemental data
Net assets, end of period (000's omitted)       $18,463         $3,865         $1,714               $1,121
Ratio of expenses to average net assets
Before expense reimbursements and waived fees      2.02%          2.84%          8.09%               13.44%(a)
After expense reimbursements and waived fees       1.57%          1.35%          1.35%                1.34%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees      1.40%         (0.45)%        (6.72)%              (9.18)%(a)
After expense reimbursements and waived fees       1.84%          1.04%         (0.04)%               0.64%(a)
Portfolio turnover rate                          886.14%      1,696.00%        887.13%              778.01%

(a) Annualized.
(b) Aggregate total return, not annualized.

See notes to the financial statements.






QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                 Large-Cap Value Fund
                                                -----------------------------------------------------------------
                                                                                                   For the
                                                                                                 period from
                                                    Year          Year           Year          November 25, 1996
                                                   Ended         Ended          Ended         (commencement of
                                                  June 30,      June 30,       June 30,         operations) to
                                                   2000           1999           1998            June 30, 1997
                                                -----------------------------------------------------------------
Net asset value, beginning of period             $13.28         $14.02         $11.83               $10.00
                                               --------       --------       --------             --------
Income from investment operations
Net investment income (loss)                       0.03           0.04           0.07                 0.07
Net realized and unrealized gain (loss)
on investments                                    (2.11)          1.69           3.10                 1.83
                                               --------       --------       --------             --------
Total from investment operations                  (2.08)          1.73           3.17                 1.90
                                               --------       --------       --------             --------
Distributions to shareholders from
Net investment income                             (0.01)         (0.07)         (0.04)               (0.07)
Net realized capital gain                         (0.06)         (2.40)         (0.94)                  --
Distribution in excess of net realized gain          --             --             --                   --
                                               --------       --------       --------             --------
Total distributions                               (0.07)         (2.47)         (0.98)               (0.07)
                                               --------       --------       --------             --------
Net Asset Value - End of Period                  $11.13         $13.28         $14.02               $11.83
                                               ========       ========       ========             ========

Total Return                                     (15.69)%        19.05%         28.32%               19.04%(b)

Ratios/supplemental data
Net assets, end of period (000's omitted)        $6,201         $9,742         $1,599                 $783
Ratio of expenses to average net assets
Before expense reimbursements and waived fees      2.04%          2.02%          5.58%               16.44%(a)
After expense reimbursements and waived fees       1.42%          0.81%          1.00%                1.00%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees     (0.39)%        (0.47)%        (3.99)%             (14.32)%(a)
After expense reimbursements and waived fees       0.23%          0.74%          0.59%                1.14%(a)
Portfolio turnover rate                           39.34%        136.81%        274.63%               34.26%

(a) Annualized.
(b) Aggregate total return, not annualized.

See notes to the financial statements.






QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                   Mid-Cap Value Fund
                                                -----------------------------------------------------------------
                                                                                              For the
                                                                                            period from
                                                          Year             Year            January 6, 1998
                                                         Ended            Ended           (commencement of
                                                        June 30,         June 30,          operations) to
                                                          2000             1999             June 30, 1998
                                                -----------------------------------------------------------------
Net asset value, beginning of period                    $11.00           $10.93                $10.00
                                                      --------         --------              --------
Income from investment operations
Net investment income (loss)                             (0.03)              --                 (0.02)
Net realized and unrealized gain (loss)
on investments                                           (0.22)            0.23                  0.95
                                                      --------         --------              --------
Total from investment operations                         (0.25)            0.23                  0.93
                                                      --------         --------              --------
Distributions to shareholders from
Net investment income                                       --               --                    --
Net realized capital gain                                   --            (0.16)                   --
Distribution in excess of net realized gain                 --               --                    --
                                                      --------         --------              --------
Total distributions                                         --            (0.16)                   --
                                                      --------         --------              --------
Net Asset Value - End of Period                         $10.75           $11.00                $10.93
                                                      ========         ========              ========

Total Return                                             (2.27)%           2.68%                 9.30%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)               $8,391          $12,155                $9,033
Ratio of expenses to average net assets
Before expense reimbursements and waived fees             1.99%            1.63%                 1.97%(a)
After expense reimbursements and waived fees              1.43%            1.35%                 1.35%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees            (0.78)%          (0.33)%               (0.93)%(a)
After expense reimbursements and waived fees             (0.22)%          (0.05)%               (0.31)%(a)
Portfolio turnover rate                                  38.59%           69.59%                13.86%

(a) Annualized.
(b) Aggregate total return, not annualized.






QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                 Small-Cap Value Fund
                                                -----------------------------------------------------------------
                                                                                                   For the
                                                                                                 period from
                                                    Year          Year           Year          November 25, 1996
                                                   Ended         Ended          Ended         (commencement of
                                                  June 30,      June 30,       June 30,         operations) to
                                                   2000           1999           1998            June 30, 1997
                                                -----------------------------------------------------------------
Net asset value, beginning of period             $12.81         $13.47         $11.53               $10.00
                                               --------       --------       --------             --------
Income from investment operations
Net investment income (loss)                      (0.02)         (0.04)         (0.01)                0.01
Net realized and unrealized gain (loss)
on investments                                     0.19          (0.40)          2.99                 2.02
                                               --------       --------       --------             --------
Total from investment operations                   0.17          (0.44)          2.98                 2.03
                                               --------       --------       --------             --------
Distributions to shareholders from
Net investment income                                --             --             --                (0.01)
Net realized capital gain                         (0.41)         (0.22)         (1.04)               (0.49)
Distribution in excess of net realized gain          --             --             --                   --
                                               --------       --------       --------             --------
Total distributions                               (0.41)         (0.22)         (1.04)               (0.50)
                                               --------       --------       --------             --------
Net Asset Value - End of Period                  $12.57         $12.81         $13.47               $11.53
                                               ========       ========       ========             ========

Total Return                                       1.38%         (2.96)%        27.04%               20.35%(b)

Ratios/supplemental data
Net assets, end of period (000's omitted)       $11,214        $13,020         $3,792               $1,333
Ratio of expenses to average net assets
Before expense reimbursements and waived fees      1.58%          1.78%          4.20%               10.50%(a)
After expense reimbursements and waived fees       1.35%          1.35%          1.35%                1.31%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees     (0.37)%        (0.82)%        (3.03)%              (8.96)%(a)
After expense reimbursements and waived fees      (0.14)%        (0.40)%        (0.18)%               0.22%(a)
Portfolio turnover rate                          138.59%        113.99%        129.58%               90.63%

(a) Annualized.
(b) Aggregate total return, not annualized.

See notes to the financial statements.






QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
                                                                   Fixed Income Fund
                                                -----------------------------------------------------------------
                                                                                                   For the
                                                                                                 period from
                                                    Year          Year           Year          November 25, 1996
                                                   Ended         Ended          Ended         (commencement of
                                                  June 30,      June 30,       June 30,         operations) to
                                                   2000           1999           1998            June 30, 1997
                                                -----------------------------------------------------------------
Net asset value, beginning of period             $10.13         $10.41          $9.89               $10.00
                                               --------       --------       --------             --------
Income from investment operations
Net investment income (loss)                       0.53           0.48           0.47                 0.26
Net realized and unrealized gain (loss)
on investments                                    (0.33)         (0.27)          0.50                (0.11)
                                               --------       --------       --------             --------
Total from investment operations                   0.20           0.21           0.97                 0.15
                                               --------       --------       --------             --------
Distributions to shareholders from
Net investment income                             (0.53)         (0.48)         (0.45)               (0.26)
Net realized capital gain                            --          (0.01)            --                   --
Distribution in excess of net realized gain          --             --             --                   --
                                               --------       --------       --------             --------
Total distributions                               (0.53)         (0.49)         (0.45)               (0.26)
                                               --------       --------       --------             --------
Net Asset Value - End of Period                   $9.80         $10.13         $10.41                $9.89
                                               ========       ========       ========             ========

Total Return                                       2.13%          1.84%          9.97%                1.57%(b)

Ratios/supplemental data
Net assets, end of period (000's omitted)        $8,284         $7,675         $5,682                 $576
Ratio of expenses to average net assets
Before expense reimbursements and waived fees      1.57%          1.41%          2.53%               16.56%(a)
After expense reimbursements and waived fees       0.98%          0.90%          0.90%                0.90%(a)
Ratio of net investment income (loss)
to average net assets
Before expense reimbursements and waived fees      4.92%          4.03%          2.96%              (10.87)%(a)
After expense reimbursements and waived fees       5.51%          4.54%          4.59%                4.79%(a)
Portfolio turnover rate                          282.71%        276.94%         81.55%                0.00%

(a) Annualized.
(b) Aggregate total return, not annualized.

See notes to the financial statements.




QUAKER INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2000
-----------------------------------------------------------------------------
NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Investment Trust (the "Trust"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended. The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established six series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund and the Quaker Fixed Income Fund (each a "Fund" and collectively, the "Funds"). The Investment objectives of each Fund are set forth below.

The Quaker Core Equity Fund (the "Core Equity Fund"), the Quaker Aggressive Growth Fund (the "Aggressive Growth Fund"), the Quaker Large-Cap Value Fund (the "Large-Cap Value Fund") and the Quaker Small-Cap Value Fund (the "Small-Cap Value Fund") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund (the "Mid-Cap Value Fund") commenced operations on January 6, 1998. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

The Quaker Fixed Income Fund (the "Fixed Income Fund") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities.

The six series of the Trust offer four new classes of shares as of June 23, 2000. The new classes are the A, B, C and I classes. As a result of a proxy vote on June 23, 2000, the Core Equity Fund, the Aggressive Growth Fund, the Large-Cap Value Fund, and the Mid-Cap Value Fund no longer offer the original No-Load Class shares. The No-Load Class shares of these Funds have been converted to Class A shares on July 7, 2000. The Class A shares are offered at the net asset value plus the applicable sales charge. Class B shares are offered at the net asset value with a contingent deferred sales charge imposed on certain redemptions. Class C shares are offered at the net asset value with a contingent deferred sales charge imposed on certain redemptions. The shares are subject to an additional distribution fee of 0.75% per annum of average daily net assets. Class I shares are designed for large institutions with minimum initial and subsequent investments of $1 million.

A. Security Valuation. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives.

B. Federal Income Taxes. No provision has been made for federal income taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

C. Investment Transactions. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective terms. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

D. Distributions to Shareholders. Except for the Fixed Income Fund which declares dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31, of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Multiple Class Allocations. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to separate investment advisory agreements, the Advisors, Geewax, Terker & Co., Inc. for the Core Equity Fund, Quaker Financial Advisors,
Inc. for the Aggressive Growth Fund, Aronson + Partners for the Small-Cap
Value Fund, Compu-Val Investments, Inc. for the Mid-Cap Value Fund and Large-Cap Value Fund and ALM Advisors, Inc. for the Fixed Income Fund (the "Advisors") provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Quaker Financial Advisors, Inc.
became investment advisor to the Aggressive Growth Fund effective April 30, 2000 following the resignation of DG Capital Management, Inc. Mr. Manu Daftary, portfolio manager with DG Capital Management, Inc. subsequently became portfolio manager with Quaker Financial Advisors, Inc. ALM Advisors, Inc. became investment advisor for the Fixed Income Fund pursuant to an Investment Advisory Agreement dated February 29, 2000 following the resignation of Fiduciary Asset Management Co. As compensation for its services, the Advisor receives a fee at an annual rate of the Fund's average daily net assets. The Advisors intend to voluntarily waive all or a portion of their fees to limit total Fund operating expenses. There can be no assurance that the foregoing voluntary fee waivers will continue. For the period ended June 30, 2000, each Advisor has voluntarily waived its fee as follows:

                          Advisory Fee               Advisory Fee
                              Rate                     Waiver
                       ------------------       ------------------
Core Equity Fund              0.75%                   $46,030
Aggressive Growth Fund        0.75                     29,947
Large-Cap Value Fund          0.75                     35,371
Mid-Cap Value Fund            0.75                     38,657
Small-Cap Value Fund          0.46*                    15,796
Fixed Income Fund             0.45                     28,686

*performance-based fee beginning October 1, 1999

As approved at the special meeting of shareholders on June 23, 2000, pursuant to a new master investment advisory agreement, Quaker Management Corporation is the new investment advisor for all series of the Trust with the exception of the Small-Cap Value Fund and Fixed Income Fund. The master investment advisory agreement was not approved by the required number of shareholders of the Small-Cap Value Fund and Fixed Income Fund.

Quaker Management Corporation entered into new sub-advisory agreements for each series of the Trust except for the Small-Cap Value Fund and Fixed Income Fund. The current Advisors to each series prior to June 23, 2000 as noted above are now the Sub-advisors to the respective series. The Advisors for the Small-Cap Value Fund and Fixed Income Fund will remain as they were prior to June 23, 2000.

Due to Advisors includes $3,147 at June 30, 2000 payable to Quaker Financial Advisors, Inc. For the year ended June 30, 2000 advisory fees of $9,413 were paid to Quaker Financial Advisors, Inc.

The Declaration Service Company (the "Administrator") serves as the Administrator for each Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives an annual fee of $20,000 plus an asset-based fee at the annual rate of 0.05% of each Fund's first $25 million of average daily net assets, 0.09% of the next $25 million of average daily net assets, 0.07% of the next $50 million of average daily net assets, and 0.06% of its average daily net assets in excess of $100 million. The Administrator also receives an annual fee of $17,000 for accounting and record keeping services. Additionally, the Administrator charges each Fund for servicing of shareholder accounts and registration of each Fund's shares. The Administrator also charges each Fund for certain expenses involved with the daily valuation of portfolio securities.

The Declaration Service Company (the "Transfer Agent") serves as the Transfer Agent for each Fund. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Transfer Agent receives an annual fee of $15,000.

Declaration Distributors, Inc. serves as Distributor for the Trust. As compensation for its services, the Distributor received $15,000 for the year ended June 30, 2000.

The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "Sponsor") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 0.75% on a monthly basis.

Amounts due to the Fund Sponsor represent service fees due the Sponsor net of voluntary expense reimbursements due from the Sponsor for expenses incurred in excess of operating expense limitations. Amounts due from the Fund Sponsor represent voluntary expense reimbursements due from the sponsor for expenses incurred in excess of operating expense limitations.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Sponsor, the Distributor, the Transfer Agent or the Administrator.

NOTE 3 -- SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee according to the table below of each Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of each Fund to limit total Fund operating expenses. There can be no assurance that the voluntary fee waivers or reimbursements will continue. For the year ended June 30, 2000, the amounts are as follows:

                        Sponsor            Fee              Reimbursed
                         Fee(1)          Waivers             Expenses
                       ----------      ------------     ----------------
Core Equity Fund         0.25%          $15,087            $     4(2)
Aggressive Growth Fund   0.25            10,311                 --
Large-Cap Value Fund     0.25            13,301              2,343
Mid-Cap Value Fund       0.25            15,012                 --
Small-Cap Value Fund     0.25             6,819              4,161
Fixed Income Fund        0.15             9,968              3,039

(1) Percentage of average daily net assets.
(2) Class C shares

NOTE 4 -- DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

During the year ended June 30, 2000, purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated as follows:

                             Purchases                 Sales
                        ------------------       ------------------
Core Equity Fund           $23,554,782              $22,834,559
Aggressive Growth Fund      29,276,498               29,917,120
Large-Cap Value Fund         3,074,183                4,418,162
Mid-Cap Value Fund           3,605,382                6,844,741
Small-Cap Value Fund        16,028,030               18,020,415
Fixed Income Fund           14,562,556               10,901,302

During the year ended June 30, 2000, purchases and sales of U.S. government securities aggregated as follows:

                             Purchases                 Sales
                        ------------------       ------------------
Fixed Income Fund           $4,853,453               $7,543,285

NOTE 6 -- FUND SHARE TRANSACTIONS

At June 30, 2000, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:


Core Equity Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------       ----------           --------      -----------
Shares sold                                        366,379       $7,387,857          1,092,220      $17,328,878
Shares issued to shareholders in reinvestment
of distributions                                    26,200          540,951             49,309          876,541
Shares redeemed                                   (330,684)      (6,562,958)           (44,140)        (734,213)
                                                  --------       ----------          ---------      -----------
Net increase                                        61,895       $1,365,850          1,097,389      $17,471,206
                                                                 ==========                         ===========

Shares outstanding:
Beginning of year                                1,428,645                             331,256
                                                 ---------                           ---------
End of year                                      1,490,540                           1,428,645
                                                 =========                           =========


Core Equity Fund - Class C
                                                         For the Year
                                                            Ended
                                                        June 30, 2000
                                                    ------------------
                                                   Shares         Amount
                                                  --------       ----------
Shares sold                                            253           $5,000


Aggressive Growth Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------      -----------           --------      -----------
Shares sold                                        647,690      $13,419,016            110,734       $1,553,423
Shares issued to shareholders in reinvestment
of distributions                                    31,314          604,352             55,997          766,399
Shares redeemed                                   (137,378)      (2,700,794)           (35,397)        (504,974)
                                                  --------      -----------           --------      -----------
Net increase                                       541,626      $11,322,574            131,334       $1,814,848
                                                                ===========                         ===========

Shares outstanding:
Beginning of year                                  274,069                             142,735
                                                  --------                            --------
End of year                                        815,695                             274,069
                                                  ========                            ========


Large-Cap Value Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------      -----------           --------      -----------
Shares sold                                        209,758      $ 2,514,284            718,919       $8,774,739
Shares issued to shareholders in reinvestment
of distributions                                     4,398           53,486             35,540          368,292
Shares redeemed                                   (390,689)      (4,622,251)          (134,643)      (1,628,019)
                                                  --------      -----------           --------      -----------
Net increase (decrease)                           (176,533)     $(2,054,481)           619,816       $7,515,012
                                                                ===========                         ===========

Shares outstanding:
Beginning of year                                  733,867                             114,051
                                                  --------                            --------
End of year                                        557,334                             733,867
                                                  ========                            ========


Mid-Cap Value Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------      -----------           --------      -----------
Shares sold                                        376,096      $ 3,923,036            614,368       $6,128,387
Shares issued to shareholders in reinvestment
of distributions                                         0                0             16,378          140,370
Shares redeemed                                   (700,762)      (7,228,425)          (352,272)      (3,421,350)
                                                  --------      -----------           --------      -----------
Net increase (decrease)                           (324,666)     $(3,305,389)           278,474       $2,847,407
                                                                ===========                         ===========

Shares outstanding:
Beginning of year                                1,104,943                             826,469
                                                  --------                            --------
End of year                                        780,277                           1,104,943
                                                  ========                            ========


Small-Cap Value Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------      -----------           --------      -----------
Shares sold                                        328,885      $ 3,944,546            960,420      $10,984,707
Shares issued to shareholders in reinvestment
of distributions                                    29,546          364,010              7,536           79,279
Shares redeemed                                   (482,778)      (5,806,409)          (247,483)      (2,887,230)
                                                  --------      -----------           --------      -----------
Net increase (decrease)                           (124,347)     $(1,497,853)           720,473      $ 8,176,756
                                                                ===========                         ===========

Shares outstanding:
Beginning of year                                1,016,524                             296,051
                                                 ---------                           ---------
End of year                                        892,177                           1,016,524
                                                 =========                           =========


Fixed Income Fund -- No-Load Class
                                                         For the Year                        For the Year
                                                            Ended                               Ended
                                                        June 30, 2000                       June 30, 1999
                                                     ------------------                  ------------------
                                                   Shares          Amount              Shares          Amount
                                                  --------      -----------           --------      -----------
Shares sold                                        261,638       $2,549,061            216,961      $ 2,292,899
Shares issued to shareholders in reinvestment
of distributions                                    39,296          386,400             32,500          340,455
Shares redeemed                                   (213,192)      (2,116,270)           (38,022)        (400,099)
                                                  --------      -----------           --------      -----------
Net increase                                        87,742       $  819,191            211,439      $ 2,233,255
                                                                ===========                         ===========

Shares outstanding:
Beginning of year                                  757,468                             546,029
                                                 ---------                           ---------
End of year                                        845,210                             757,468
                                                 =========                           =========



NOTE 7 -- SUBSEQUENT EVENTS

Effective July 3, 2000, the Quaker Investment Trust is offering three additional portfolios: Quaker Small-Cap Growth Fund (the "Small-Cap Growth Fund"), Quaker High Yield Fund (the "High Yield Fund") and the Quaker Government Money Market Fund (the "Government Money Market Fund"). The Small-Cap Growth Fund and High Yield Fund offer four classes of shares: the A, B, C and I classes. The Government Money Market Fund offers only the I class of shares.

On July 7, 2000, as a result of the proxy vote on June 23, 2000, the outstanding shares of the Core Equity Fund, the Aggressive Growth Fund, the Large-Cap Value Fund, and the Mid-Cap Value Fund were converted to the A class of shares. As of August 11, 2000, the shareholders of the Small-Cap Value Fund and the Fixed Income Fund had not approved the proposed conversion and remain holders of the No-Load class of shares.

NOTE 8 -- SUBSEQUENT EVENT - LARGE-CAP VALUE FUND

From July 1, 2000 to August 11, 2000, the Large-Cap Value Fund experienced a large volume of redemptions due to the pending withdrawal of the fund's sub-advisor, Compu-Val Investments, Inc. Net assets of the Fund decreased from $6,201,069 to $466,928 at August 11, 2000. Capital shares outstanding decreased from 557,334 to 41,569 at August 11, 2000. The Board of Trustees is seeking a new sub-advisor to the Fund, however, all negotiations are in the preliminary phase. Compu-Val Investments, Inc. has represented to the Trust that they will continue to actively manage the Large-Cap Value Fund until such time as they are replaced by another sub-advisor or the Board makes an alternative determination as to the Large-Cap Value Fund's continuation as a going concern. As of August 11, 2000, no determination can be made if management will be successful in replacing the sub-advisor and restoring the operations of the fund.

                   INDEPENDENT AUDITOR'S REPORT

                                                        August 11, 2000
Shareholders and Board of Trustees
Quaker Investment Trust
Valley Forge, Pennsylvania

We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER INVESTMENT TRUST (comprising, respectively, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund and the Quaker Fixed Income Fund) as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended (except for the Quaker Mid-Cap Value Fund which is for the periods from January 6, 1998, commencement of operations, to June 30, 1998 and for the years ended June 30, 1999 and 2000). The Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Small-Cap Value Fund and the Quaker Fixed Income Fund commenced operations on November 25, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the QUAKER INVESTMENT TRUST as of June 30, 2000, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the four years in the period then ended (except for the Quaker Mid-Cap Value Fund which is for the periods from January 6, 1998, commencement of operations, to June 30, 1998 and for the years ended June 30, 1999 and
2000) in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Quaker Large-Cap Value Fund will continue as a going concern. As discussed in Note 8 to the financial statements, the Quaker Large-Cap Value Fund has experienced a large volume of redemptions subsequent to June 30, 2000. Net assets of the Quaker Large-Cap Value Fund have decreased from $6.2 million to approximately $467,000 as of August 11, 2000 with a corresponding decrease in capital shares outstanding. The Board of Trustees' plan regarding this matter has not been finalized as of the date of this report. These factors raise substantial doubt as to the Quaker Large-Cap Value Fund's ability to continue as a going concern. Compu-Val Investments, Inc., the sub-advisor to the Quaker Large-Cap Value Fund, has represented to the Trust that they will continue to actively manage the Quaker Large-Cap Value Fund until such time as they are replaced by another sub-advisor or the Board makes an alternative determination as to the Quaker Large-Cap Value Fund's continuation as a going concern. The Trustees' plan with regard to this matter is discussed in Note 8. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

                                           /S/Goldenberg Rosenthal, LLP
                                           Jenkintown, Pennsylvania


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